Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

12. Leases

The following table provides information about the Company’s right-of-use assets:

(in thousands)
Balance at January 1, 2021	$382
Additions	382
Depreciation charges	(227)
Foreign currency exchange difference	(36)
Balance at December 31, 2021	501
Additions	400
Depreciation charges	(277)
Foreign currency exchange difference	27
Balance at December 31, 2022	$651

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2022:

(in thousands)
2023	$459
2024	284
2025	206
2026	—
Total lease commitments	949
Less: imputed lease interest	(139)
Total lease liabilities	$810
Current portion	$379
Non-current portion	$431

The average incremental borrowing rate applied to the lease liabilities was 15.69% and 15.78% during the years ended December 31, 2022 and 2021, respectively.

Cash outflows related to leases during the years ended December 31, 2022, 2021 and 2020 were $0.3 million, $0.3 million and $0.2 million, respectively.

Our leases consist of leases for office and laboratory space in the Netherlands and the U.S., expiring in 2025 and 2026. Both leases contain renewal options which we concluded are not reasonably certain to be exercised, and therefore did not include the effects of the extension options in the measurement of the lease liabilities and right-of-use assets. All leasehold improvements were paid for in full by us.